Note B - Business Combinations (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Consideration:
Cash	$7,431
Equity instruments	11,444
Fair value of total consideration transferred	$18,875
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	$9,201
Securities	5,868
Restricted investments in bank stock	364
Loans	112,479
Premises and equipment	1,826
Other real estate owned	641
Bank owned life insurance	272
Core deposit intangible asset	738
Other assets	612
Total assets acquired	132,001

Deposits	119,669
Other liabilities	(9)
Total liabilities assumed	119,660

Total identifiable net assets	12,341

Goodwill	6,534

$18,875